1940 Act
Rule 30b2-1

VIA EDGAR

March 10, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHLVIC Variable Universal Life Account

File No. 811-09065, CIK 0001072247

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	2/26/2016
The Alger Portfolios	0000832566	3/4/2016
ALPS Variable Investment Trust	0001382990	3/1/2016
Anchor Series Trust	0000726735	3/9/2016
Calvert Variable Products, Inc.	0000743773	3/7/2016
Deutsche Investments VIT Funds	0001006373	2/24/2016
Federated Insurance Series	0000912577	2/24/2016
Franklin Templeton Variable Insurance Products Trust	0000837274	3/2/2016
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	3/2/2016
Lazard Retirement Series, Inc.	0001033669	3/9/2016
Lord Abbett Series Fund, Inc	0000855396	2/25/2016
Neuberger Berman Advisers Management Trust - Class S	0000736913	3/7/2016
Oppenheimer Variable Account Funds-Service Shares	0000752737	2/22/2016
PIMCO Variable Insurance Trust-Advisor Class	0001047304	2/29/2016
Rydex Variable Trust	0001064046	3/9/2016
Sentinel Variable Products Trust	0001112513	3/8/2016
Variable Insurance Products Fund	0000356494	2/24/2016
Variable Insurance Products Fund II	0000831016	2/24/2016
Variable Insurance Products III	0000927384	2/24/2016
Variable Insurance Products Fund V	0000823535	2/26/2016
Virtus Variable Insurance Trust	0000792359	3/8/2016
Wanger Advisors Trust	0000929521	3/2/2016

/s/Lois L. McGuire

Lois L. McGuire

Assistant Vice President

Phoenix Life Insurance Company